Exhibit 99.30

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000067743	xxxx	Securitized	1	1	1	1	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Reviewer used tax info from pg xxxx for a monthly total of $xxxx. Per First Payment Letter, monthly total is $xxxx. Unable to determine how lender calculated taxes. --The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx). - updated subject taxes per tax cert, finding cleared upon resubmission.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

													CRED 0072 VVOE dated outside of required timeframe - Missing updated VVOE dated w/in 10 days of the Note date of xxxx. WVOE in file is dated xxxx. - VVOE completed 08/06/21 received
3000000082	xxxx	Securitized	2	2	1	1	CRED 0017 Insufficient Verified Reserves (Number of Months) - Total reserves short by 4 months. - Ev2 Lender approved exception for short reserves.
Bor owned property @ 7 yrs, 14 pts below max dti, high disposable income, 57 pts above min credit score.	CRED 0093 Credit Documentation is Insufficient - Missing evidence of term/new payments for loans closed concurrently, see FundLoans # xxxx & xxxx. - Lender provided copies of note/cd for each property.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - Appraisal on pg xxxx reflect APN "406-441-013-9" does not match the
APN shown on the legal description to mortgage on pg xxxx as "406-441-013". - Corrected appraisal received.

CRED 0007 Missing Employment doc (VOE) - Missing VVOE for xxxx dated within 3 days of funding per approval on page . All VOEs are dated xxxx on pages xxxx. VVOE for
Commercial Fire Protection dated xxxx is acceptable.  - Recd SOS Searches dated which confirm all business's are active and in good standings.

3000000055	xxxx	Securitized	1	1	1	1
4000000108	xxxx	Securitized	1	1	1	1	Verified reserves - Verified 152 months; Low LTV/CLTV/HCLTV - 28.00%;	APRV 0001 Missing Underwriter Loan Approval - Confirmed underwriter loan approval not in file. - Lender provided a copy of the Loan Approval.

APP 0003 Missing Initial 1003 Application - Confirmed missing initial application dated xxxx, initial application date taken from documentation on page xxxx. - Lender provided copy of initial loan application provided to borrower xxxx and e-signed xxxx.

4000000310	xxxx	Securitized	1	1	1	1	TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure from file - Lender provided a copy of the esign disclosure.

APRV 0001 Missing Underwriter Loan Approval - 12 Months bank statement loan. - Lender provided a copy of the Loan Approval.

TRID 0133 Missing Home Loan Toolkit - Missing Home Loan Toolkit from file - Lender provided a copy of the e-sign which indicates the borrower received on xxxx.

3000000046	xxxx	Securitized	1	1	1	1	Net tangible benefit - Net tangible benefit of refinance is reducing a combined total loan monthly PITI of $xxxx to $xxxx for
2 newly refinanced individual loans with a monthly savings of $xxxx to the borrower.

; Verified credit history - Mid FICO score of 789 for primary wage earner exceeds the minimum required of
720 by 69 points for 80% maximum LTV for investor rate/term refinance.
; Low LTV/CLTV/HCLTV - 66.37% LTV is 13.63% below maximum of 80% for investor SFR cash-out
refinance DSCR doc loan with minimum 720 mid FICO score.;	CRED 0083 Asset Documentation is Insufficient - Missing copy final CD for xxxx to verify cash-out net proceeds wired to subject loan for $xxxx. - Copy of final settlement statement from the refinance of xxxx received.

6000065260	xxxx	Securitized	2	1	2	1	Verified credit history - Mid FICO score of 707 exceeds the minimum required of 640 by 67 points for 80% maximum LTV for primary purchase loan for $xxxx bank statement loan.

										; Low DTI - 25.48& DTI is 24.52 below program 50% maximum.; Verified reserves - 49.33 months verified PITI reserves exceeds the required PITI of 6 months for a bank statement loan.;	TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge($xxxx). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - EV2 Post Closing Curative Action: *Received LOE, proof of delivery, copy of refund check and corrected PCCD		APPR 0003 Appraisal value is not supported. - System fired due to value being less than Sales Prive - Cleared exception fired in error, LTV is based on lessor appraised value.
4000000123	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying - Current lease for other rental property was not used in qualifying.; Verified credit history - Borrower maintains a strong credit history and utilizes little consumer debt.;			APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party appraisal, CDA. - Received Clear Capital CDA, $xxxx Moderate Risk.
4000000083	xxxx	Securitized	1	1	1	1	CRED 0015 Questionable Occupancy - Mailing address on Hazard policy for subject is borrower's outgoing residence. Need updated HOI Dec page for subject and HOI Dec page for outgoing property converting to rental. - Recd updated deck page reflecting personal property coverage and the subject/mailing address as the subject.

6000067744	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 806 is 106 points below minimum of 700.; Low LTV/CLTV/HCLTV - 38.961% LTV is 36.039% lower than 75% maximum. ; Verified reserves - 12.18 months verified reserves exceed the required 3 months.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx). - The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned reflecting no damage.

CRED 0093 Credit Documentation is Insufficient - UPDATED Missing evidence of Errors and Omissions policy for closing agent. xxxx.

Missing Closing Protection Letter.
 - Lender provided a copy of the xxxx Insurance for the closing agent.

CPL Letter not required in state of NY.

4000000681	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrowers Credit Report shows mortgage payment history supporting three mortgage accounts, each with zero late payments.;
4000000409	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 18.52%/18.52%/18.52%; Verified credit history - High FICO 804; Low DTI - 27%;
6000063778	xxxx	Securitized	2	1	2	1					TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD dated xxxx (pg xxxx) does not reflect any commissions to the listing/selling agents. Seller CD pg xxxx does reflect the commissions paid. - EV2 Non-Material, no assignee liability.		APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received ARR. Value Supported.
3000000049	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 714 for primary wage earner exceeds the minimum required of 700 by 14 points for 90% maximum LTV primary purchase Tier 1.; Low DTI - 30.07% DTI is 19.93% below program 50% maximum.
										; No Payment Shock - 131.41% payment shock is 118.59% below program maximum of 250% for xxxx.;
3000000051	xxxx	Securitized	2	2	1	1				Verified credit history - Borrower has established credit history pg xxxx.;	GIDE 0001 Guideline Exception(s) - Insufficient Lease Month-to-month tenancy (pg xxxx). Per guidelines lease to have no less then 3 mths remains & Original Lease term must be equal to or greater than 1 year. Month to month tenancy is allowed only as an extension to the original lease term. An exception was made pg xxxx. - EV2 Lender Acknowledged Exception.
6000067445	xxxx	Securitized	1	1	1	1	Verified reserves - Total Cash Available $xxxx less cash to close final 1003 $xxxx Final 1003 (after EM $xxxx) = $xxxx less 3 months PITIA reserves (3 x $xxxx/month) $xxxx matching the xxxx.a.Loan disbursement instructions = $xxxx required to be sourced verified; Low LTV/CLTV/HCLTV - 64.34% when the maximum is 80%; Verified credit history - Mid score 770 oldest tradeline xxxx with 14% revolving debt utilization;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDI returned reflecting No Damage.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review.
 - Desk review supporting value of $xxxx received.

4000000321	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's Credit Report showed five mortgage loans, all paid with no late charges.; Verified reserves - Borrower's verified assets supports over five years PITI reserves for the subject property.; Verified employment history - Borrower's xxxx history dates back to year xxxx, which supports over 17 years employment history.;
4000000373	xxxx	Securitized	1	1	1	1
3000000064	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 48.00% LTV/CLTV.;
4000000188	xxxx	Securitized	1	1	1	1	Verified reserves - 218 Months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 52%;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Potential credit depth risk - Minimum Number of Tradelines is less than 3
 - Exception fired in error.  Borrower meets minimum tradeline requirements.

DEED 0008 Missing 1-4 Family Rider - complete copy of Deed of Trust with the 1-4 Family Rider attached provided.

4000000550	xxxx	Securitized	1	1	1	1				Verified employment history - 20+ years see p.xxxx; Verified occupancy in subject property - 28 years;
6000063782	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.

TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure not found in file
 - Esign disclosure received.

3000000074	xxxx	Securitized	1	1	1	1							CRED 0082 Income Documentation is Insufficient - Missing YTD P&L for coborrower.
6000063772	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
6000063773	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.

CRED 0082 Income Documentation is Insufficient - Verification of Business and Personal Income document provided has critical information blocked out.  Appears underwriter made electronic comment over 'xxxx Net Business Income used in calculating income.  Unable to validate figure. - Clear copy of the Verification of Business and Personal Income received.

4000000381	xxxx	Securitized	1	1	1	1
4000000656	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Minimal outstanding debt - Total revolving and installment debts=725 monthly.;
6000063779	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received
3000000063	xxxx	Securitized	1	1	1	1
3000000052	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Verified assets ability to save.; Verified reserves - Reserves of 22+ months not required.;
3000000045	xxxx	Securitized	1	1	1	1
4000000308	xxxx	Securitized	1	1	1	1	Verified credit history - 0x30x24 months housing payment.; Verified employment history - Retirement income stability.;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - UCD is not applicable Loan in Non QM Expanded Prime Plus 30 Yr Fixed.

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - ABD acknowledged on xxxx, initial application date is xxxx - Exception set in error, finding cleared.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - The AUS/DU was input with an appraised value of $xxxx with a ltv of 71%.  The URAR 1004 came in at $xxxx. The Collateral Desktop Analysis came in with a 18.3% reduction in value to arrive at a final reconciled value of $xxxx resulting in a final ltv of 57%, which is lower than the DU Findings.
 - Updated AUS received.

3000000008	xxxx	Securitized	2	2	2	1	CRED 0010 LTV Exceeds Max Allowed - LTV of 80.00% exceeds the max allowed of 75%. - Investor Acknowledged Exception- 6% 30 Yr Fixed Montage Prime Purchase; DTI 29% Residual Income > $xxxx, 21 mths reserves.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for the following increased /added fees from the CD dated xxxx to the final CD dated xxxx: Loan Discount from $xxxx to $xxxx and Appraisal Reinspection $xxxx--Lender Credit for Excess Charges of ($xxxx), Principal Reduction for Excess Charges of ($xxxx), and general or specific lender credit increases of ($xxxx) were applied to the total fee variance of ($xxxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - EV2 Post Closing Corrective Action- xxxx Recd copy of LOE to the borrower with PC CD dated xxxx, along with a copy of the refund check to the borrower in the amount of $xxxx with xxxx tracking.	QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Recd copy of Birth certificate confirming DOB for dependent in xxxx. Child Support would no long be required as the individual is now xxxx.

6000067737	xxxx	Securitized	1	1	1	1	TRID 0133 Missing Home Loan Toolkit - Missing evidence home loan toolkit provided to borrower. - Exception set in error, xxxx acknowledgment in file pg xxxx.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

4000001108	xxxx	Securitized	1	1	1	1	Verified reserves - Over 5K in assets. 6 months PITI required; Established credit history - Oldest tradeline xxxx;	CRED 0086 Undisclosed or Excluded Debt - Missing 12 mths cancelled checks or bank statements for xxxx to evidence that the business is paying the xxxx secured by the borrowers primary residence. Total payments disclosed on 1003 that the borrower is personally liable for $xxxx. DTI with the payments included is 91.81%. - Recd Statements for xxxx that verify the the business is paying the xxxx payments of $xxxx, $xxxx, and $xxxx per month.

CRED 0006 Missing Employment doc (VVOE) - Recd CPA verification with google search.  CPA letter in file.

6000063784	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - ARR supporting value of $xxxx received.
3000000062	xxxx	Securitized	1	1	1	1	TRID 0163 CD is not within 3 business days of Change of Circumstance. - There was a CD issued xxxx (page xxxx) and a CD issued xxxx (page xxxx). The COCs for each CD references the same information (page xxxx & page xxxx) - xxxx COC for xxxx removed. Finding cleared and no additional exceptions were created upon resubmission.

4000000096	xxxx	Securitized	1	1	1	1
6000065257	xxxx	Securitized	2	2	1	1	Verified reserves - 33.17 months verified PITI reserves exceeds the required PITI of 8 months for a bank statement loan.

; Low LTV/CLTV/HCLTV - 75% LTV is 10% below maximum of 85% for primary purchase bank statement loan.; Verified credit history - Mid FICO score of 673 exceeds the minimum required of 660 by 13 points for 85% maximum LTV for primary purchase loan for $xxxx bank statement loan.

										;	CRED 0082 Income Documentation is Insufficient - Borrower xxxx on current job 9 months and not minimum 1 year. Applicants generally must have been xxxx for at least two years. Applicants xxxx 1-2 years can be eligible provided they were in the previous line of work for 2 years prior to commencing xxxx as well as a positive income trend as per guidelines on xxxx. Evidence in file previously xxxx 4+ years with 37 years in industry. Approved exception in file on xxxx only addressed length of xxxx. - Lender Acknowledged exception to xxxx less than 12 mths. 9 mths income averaged over 12.
6000065255	xxxx	Securitized	2	1	2	1	Verified reserves - 171.45 months verified PITI reserves exceeds the required PITI of 3 months for a bank statement loan.

										; Low LTV/CLTV/HCLTV - 60% LTV is 15% below maximum of 75% for primary cash-out refinance bank statement loan.; Verified credit history - Mid FICO score of 697 exceeds the minimum required of 660 by 37 points for 75% maximum LTV for primary cash-out refinance loan for $xxxx bank statement loan.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge ($xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - EV2 Post Closing Corrective Action: -received LOE, proof of delivery, copy of refund check and corrected PCCD
6000067739	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 769 is 69 points below minimum of 700.; Verified reserves - 11.37 months verified reserves exceed the required 4.77 months.; Low DTI; Verified employment history - Verified xxxx since xxxx.;	TRID 0133 Missing Home Loan Toolkit - Missing Home Loan Toolkit - Exception set in error, Acknowledgment in file pg xxxx.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

4000000453	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - The LTV is 60% for this transaction.; Minimal outstanding debt - This transaction paid off the mortgage on the borrower's other investment property leaving it free and clear of liens.;	COLL 0001 APN Number is not listed on Security Instrument - xxxx is not listed on the Security Instrument.
 - Legal Description attached.  Recorded mortgage provided by lender.  xxxx not listed, but the property legal description is available.

4000000696	xxxx	Securitized	1	1	1	1	Verified reserves; Potential for increased earnings;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx). - corrected tax payment amount

APP 0005 Missing Schedule of Real Estate Owned - xxxx
Missing lease agreement.  - Lender provided copy of final loan application that does not indicate any rental income.

TRID 0129 Missing Initial Closing Disclosure - Not available at the time of this review.  - located document

TRID 0047 Document Intent to Proceed with the Transaction - You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of xxxx. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - Corrected signed date

4000000103	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 60%; Verified reserves - Over one million in reserves.;			CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing CD/Note for all properties in concurrent closing. (xxxx). - CDs and Notes for xxxx received.
4000000120	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing UCD - UCD findings received.
6000067738	xxxx	Securitized	1	1	1	1	Verified credit history - 772 mid score oldest tradeline 12/1995 ; Low LTV/CLTV/HCLTV - 65% is well below the maximum 80%; Conservative use of credit - 9% revolving credit utilization to credit limit;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned reflecting no damage.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing mortgage statement on xxxx, for xxxx. See State Farm declaration xxxx showing xxxx as Mortgagee.  Also require VOM showing 0x30 in the last 24 months.  - Lender provided updated HOI dec page for xxxx reflecting no mortgagee. Additionally, verified on credit report xxxx was paid.

Lender provided VOM (mortgage statements & Loan history) for xxxx for property at xxxx

CRED 0083 Asset Documentation is Insufficient - Missing evidence of joint access of funds from spouse's xxxx account #xxxx in order to use as subject borrower's assets in the amount of $xxxx.   - received account access letter for xxxx account *xxxx

3000000080	xxxx	Securitized	1	1	1	1	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - The Right of Rescission document (page xxxx) reflects the expiration date as xxxx. The Final Closing Disclosure (page xxxx) reflects the disbursement date is xxxx. - Recd copy of final settlement statement confirming disbursement date of xxxx.

3000000065	xxxx	Securitized	1	1	1	1
4000000895	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO 785; Verified employment history - Established S/E business with over 5 years ;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - The sum of non-specific (lump sum) lender credits and specific lender credits ($xxxx) has decreased from the amount disclosed on the Closing Disclosure sent on xxxx, ($xxxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - corrected lender credit amounts

TRID 0125 Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))  - Confirmed CD does not indicate amount changed.  -- The Adjustments And Other Credits disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($xxxx) to the Final Amount on the Closing Disclosure ($xxxx).  The Did this Change indicator should reflect that the amount has changed. - Lender provided copy of PCCD

4000000331	xxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 58.00% ; Verified reserves - 49 months of liquid assets. ;	CRED 0004 Back-end Ratio exception (DTI) - Subject debt-to-income (DTI) ratio of 57% exceeds the maximum 50% allowed. Per Two-Flex guidelines, newly opened (< 12 months) HELOC's calculated payment at 1% of the full line amount. Credit report, pg xxxx, reflects a HELOC opened @ xxxx with xxxx CU with high credit of $xxxx. At 1%, the payment would be $xxxx. Loan application reflects $xxxx monthly payment. - EV2 xxxx Exception Approval in file allowing for 57% DTI approved by Michael Fania on xxxx.		COMP 0010 Missing Affiliated Business Disclosure - Per FACTS pg. xxxx and E-sign doc pg. xxxx affiliates disclosed. - Finding cleared, out of scope from Business Purpose transaction.
4000000821	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xxxx liquid assets verified after transaction;
4000001087	xxxx	Securitized	1	1	1	1				Established Landlord history - has multiple REO and recently sold other REO property; Verified liquid assets and/or savings history - Significant verified reserves, xxxx liquid assets after transaction;
6000067741	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 781 is 81 points below minimum of 700.; Low LTV/CLTV/HCLTV - 60% LTV is 15% lower than 75% maximum.; Verified reserves - 24.78 months verified reserves exceed the required 3 months.; Low DTI - 39.97% DTI is 7.03% lower than 47% maximum.;			PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIR returned verifying no damage.
3000000060	xxxx	Securitized	2	1	2	1	TRID 0193 Missing evidence of the Seller Closing Disclosure - Confirmed seller closing disclosure not in file - EV2 Non-Material, no assignee liability.	CRED 0082 Income Documentation is Insufficient - Missing Business Narrative as required by the G/L. - Business Narrative received.

APPR 0008 Subject Property Address does not match Appraisal Address - Note appears to have duplicated the subject unit number twice (pg xxxx).  Confirmed the note address xxxx. Address on the appraisal, title, and purchase agreement is xxxx.  - Corrected Note and Mortgage received.

4000000606	xxxx	Securitized	1	1	1	1	TRID 0148 LE or CD is Deficient - Final CD does not reflects any sales commissions paid to the listing or selling agents. (Pg xxxx). Seller CD does reflect the commissions paid (Pg xxxx). - xxxx Lender Provided updated final CD and Settlement statement reflecting realtor commissions paid.

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued xxxx, loan amount change - xxxx Lender provided the COC's for xxxx.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD from file - Lender provided letter as proof lender has no affiliates.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for decrease in lender credits.  --The sum of non-specific (lump sum) lender credits and specific lender credits ($xxxx) has decreased from the amount disclosed on the Loan Estimate sent on xxxx, ($xxxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - xxxx - Lender provided the COC's for xxxx.

6000067753	xxxx	Securitized	1	1	1	1							PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIT returned reflecting no damage.
6000063775	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
3000000057	xxxx	Securitized	1	1	1	1	None - No comp factors noted.;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing evidence of updated HOI with rental loss insurance and correct mortgage loan number was not present pg xxxx. - Exception set in error. HOI pg xxxx reflects subject loan number and coverage of $xxxx. Replacement cost new per appraisal $xxxx.

4000000658	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 40.54%; Verified employment history - 11 years in current position and 30 years in the same line of work;
4000000360	xxxx	Securitized	1	1	1	1				Verified housing payment history - Rent payment history over 7 years. 0x30 ROR p.xxxx; Established credit history - Oldest tradeline xxxx.;
4000000156	xxxx	Securitized	1	1	1	1	APP 0001 Missing Final 1003 Application - Missing Final 1003 - Received a copy of the Final 1003 from Lender.

APP 0005 Missing Schedule of Real Estate Owned - REO: xxxx
missing Tax statement.

REO: xxxx
missing Taxes and insurance documents.

REO: xxxx
Missing Taxes documents.
Missing lease agreement.

REO xxxx
Missing lease agreement.

REO: xxxx
Missing Taxes documents
Missing Lease agreement.

REO: xxxx missing taxes statement.

REO: xxxx
Missing taxes documents
Missing lease agreement.  - Received a copy of the lease agreement for xxxx $xxxx mo, Tapadero B $xxxx mo., and Property Profile Tax $xxxx annual. Additionally, received xxxx profile, tax $xxxx annual.

AUS 0001 Missing Final AUS Submission - AUS was not used to approved this loan. - AUS provided but not applicable per the xxxx Two-X Flex Suite - FAM guidelines.

QMATR 0012 Missing leases for rental properties on Schedule E - Missing lease for xxxx - Lender provided the following lease agreements:
xxxx

CRED 0004 Back-end Ratio exception (DTI) - DTI. Approved DTI 37.64, Review DTI 25.81%, Variance appears to be in rental income calculations. Lender calculated xxxx, Review calculated xxxx. Due to missing final 1003 review is unable to determine the cause of the exact variance. Final DTI pending.  - Lender provided remaining documentation. Finding Cleared, DTI within tolerance.

CRED 0087 Tax Returns/Transcripts are Insufficient - 2019 1120-S is incomplete, need full return. - Lender provided a statement stating the returns were not required per guidelines.

Generally, we are required to request any incomplete documentation if it is initially submitted in the loan package.  Because the income increased between 2019 and 2020 we will accept the response that they were not required per guidelines.

AUS 0002 Missing Final UCD Findings - AUS was not used to approved this loan. - FNMA/FHLMC UCD Findings provided not applicable per the xxxx Two-X Flex Suite - FAM guidelines.

4000000243	xxxx	Securitized	1	1	1	1	Low DTI - Borrower DTI is 7.60 which is far below the maximum DTI of 45%.; Verified employment history - Borrower has operated a business for several years with substantial monthly cashflow.;	APRV 0001 Missing Underwriter Loan Approval - Missing Loan Approval - Lender loan approval and final 1008 received.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Per the ROR, pg xxxx, shows expiration date of xxxx.  Disbursement date on final CD is xxxx; however, interest paid dates are listed as xxxx to xxxx. Missing proof of actual disbursement date in file. -- The disclosed "Right to Cancel Expire Date" (xxxx) is later than the calculated "Right to Cancel Expire Date" xxxx. (12 CFR 1026.23) - Recd copy of final settlement statement and PC CD confirming final disbursement date of xxxx.

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - Reinspection of $xxxx causes under-disclosure, - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge ($xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - Exception set in error.  Final inspection fee to the appraiser was marked as Reinspection Fee which was included in the PPF.  Fee naming corrected and finding cleared upon resubmission.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing the COC for increase of Appraisal Reinspection fee.  -- The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on xxxx: Inspection Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Lender provided a copy of the refund check.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Duplicate of xxxx

6000067733	xxxx	Securitized	1	1	1	1	Low DTI - Well under 43% and maximum 50%; Verified reserves - An additional one months PITIA reserves than the minimum 3 months required.; Conservative use of credit - Mid 773 credit score and oldest tradeline xxxx Standard Tradelines with 3 reported in the last year. very low revolving credit balance to limit ratio;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIR returned verifying no damage.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Reviewer used Tax Search, pg xxxx, for tax information.  Unable to determine how lender calculated taxes.  --The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx). - Lender provided tax document

6000063766	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
4000000339	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's Credit report supports three mortgage accounts, each with zero late payment history.; Verified credit history - Borrower's Credit Report supports 5 revolving credit accounts, with zero percent credit utilization and a high credit limit of $xxxx, xxxx.;
4000000411	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - The file did not contain a UCD Findings. - Lender provided UCD.
3000000077	xxxx	Securitized	1	1	1	1	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - The final Closing Disclosure (page xxxx) reflects the disbursement date is xxxx. The Right of Rescission Expiration date is midnight of xxxx (page xxxx). - Recd PC CD confirming disbursement date of xxxx.

3000000078	xxxx	Securitized	1	1	1	1							CRED 0114 Missing Purchase Contract - Per lender response there was not a "purchase agreement" just the the Escrow Instructions & General provisions which were both executed by the buyer & seller.
6000067371	xxxx	Securitized	1	1	1	1				Verified housing payment history - 0x30x12 rent.; Low DTI - Max DTI 43%. Calculated DTI 11.81%;			APPR 0046 Missing Third Party Appraisal Review - Missing Desk review supporting value of $xxxx. - Received CDA, Value Supported 0% Variance, Reasonable.
4000000167	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 66/66/66; Low DTI - 26%;	COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure from file - ABD received.

COMP 0006 Missing Initial Disclosure(s) - Missing Federal Privacy Disclosure from file - FACTS disclosure received.

4000000299	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit Reports supported a total six real estate accounts , each paid with zero late payments. Additionally,, borrowers credit showed a revolving credit account with a high limit of $xxxx.; Verified reserves - Borrowers verified assets supported over 30 months of PITI reserves for the subject property. ;
6000063765	xxxx	Securitized	1	1	1	1	PROP 0005 Health and Safety Issue - Photos evidence bars on windows, however, missing proof of "quick release mechanisms". - Recd updated appraisal which contains verification from the appraiser that all window bars are equipped with Safety Release latches.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - E-Sign Disclosure not found in file
 - Esign received.

6000063763	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received AAR Reasonable Value.
6000067754	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline xxxx; Verified reserves - Verified reserves over xxxx.;	APPR 0046 Missing Third Party Appraisal Review - Per Section 9.1 of the guidelines, a field review or 2nd appraisal is required for LTV over 65% or loan amount over 1.0M. The LTV is 73.178% and the file does not include a secondary valuation. - Desk review supporting value of $xxxx received.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned reflecting no damage.

TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure. - Exception set in error, Disclosure in file pg xxxx.

TRID 0133 Missing Home Loan Toolkit - Missing evidence Home Loan Toolkit provided to borrower. - Exception set in error, Acknowledgment in file pg xxxx

4000000121	xxxx	Securitized	1	1	1	1				Verified employment history - Verified over 15 years S/E business;			NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Per note (xxxx) borrower name xxxx - Exception set in error, tape does not include suffix xxxx.
4000000685	xxxx	Securitized	2	1	2	1	Verified reserves - 30 months of verified reserves in the amount of $xxxx; Verified housing payment history - 0x30 mortgages + 12;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Confirmed COC not in file. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - EV2 Post Closing Corrective Action: xxxx Lender provided LOE, proof of delivery, copy or refund check and PCCD.	TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Used purchase price from CD on page xxxx and hazard on page xxxx.  The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

6000067440	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 801 is 121 points below minimum of 680.; Low LTV/CLTV/HCLTV - 37.93% LTV is 42.07% lower than 80% maximum.;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDI returned reflecting No Damage.

APPR 0030 Lender Review Variance is not within tolerance. - Missing Third Party Appraisal Review. - Received a copy of the CDA, Appraisal Value $xxxx with 0% variance and reasonable risk rating.

4000000068	xxxx	Securitized	1	1	1	1
4000000683	xxxx	Securitized	1	1	1	1	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Missing the counter offer to change Original purchase to $xxxx; Rate Locked signed for loan amount $xxxx and Sales Price $xxxx-p.xxxx - Amended Escrow instructions purchase price matches the CD $xxxx. This Document is signed by both the buyer and the seller. It is common practice in xxxx for the final purchase price to be listed on the amended escrow instructions and not in a final amendment attached to the purchase agreement.

HUD 0027 Missing evidence of the Seller HUD1 - Missing the Seller HUD1 - Lender provided a copy of the Seller CD and HUD 1.

6000067370	xxxx	Securitized	1	1	1	1	Low DTI - Max DTI 50%. Approval DTI 20%.; Verified credit history - Oldest tradeline xxxx.;	APPR 0046 Missing Third Party Appraisal Review - Missing 2nd appraisal required to support value of $xxxx. Per Unconventional Investor guidelines for loan amounts greater than $xxxx two full appraisals are required. - Received CDA, 0% Variance, Value Supported.

6000063771	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - CDA Received xxxx. Value Supported.
3000000068	xxxx	Securitized	1	1	1	1
3000000085	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 777 exceeds the minimum required of 720 by 57 points for 75% maximum LTV for investor cash-out full doc loan for $xxxx

; Verified employment history - Verified employment since xxxx;	CRED 0010 LTV Exceeds Max Allowed - 75% LTV exceeds maximum of 70% with 5% LTV reduction for 1x30x12 housing lates for xxxx loan amount of $xxxx, cash-out refinance minimum 720 FICO. Approved exception request asked for excusing the late payment on one of the commercial accounts on xxxx. - EV2 Lender acknowledged Exception.

CRED 0012 CLTV Exceeds Max Allowed - 85% CLTV exceeds maximum of 80% for IO loan per matrix Other LTV/CLTV Limits. Approved exception in file on xxxx for 6.4% but UTD how calculated. - EV2 Lender acknowledged Exception.	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - APN on title and DOT is xxxx on xxxx. APN on appraisal xxxx on xxxx. Clarify and correct either title and DOT or appraisal.
 - Updated appraisal reflecting the corrected APN received.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for xxxx, xxxx and xxxx dated within 3 days of funding per approval. All VOEs are dated xxxx on pages xxxx. The VVOE for Commercial Fire Detection is acceptable.  - Recd SOS searches dated xxxx verifying business's are active and in good standing.

HUD 0001 Missing Final HUD-1 - CTC of Final Settlement Statement received.

CRED 0093 Credit Documentation is Insufficient - Missing verified $xxxx new PI with xxxx and $xxxx HOA fee for 21 xxxx.

Missing $xxxx new PITI with xxxx xxxx for xxxx.

Missing Lease for $xxxx for xxxx.

Missing TIA of $xxxx for xxxx. Missing verified information taken from lender rental income worksheet on xxxx.

Missing final CDs for 3 above loans closed concurrently with xxxx to determine if CTC was required and if so, how much.

Unable to calculate reserves until review of documentation. Lender exception in file for 4 months reserve shortage on xxxx. Per addition to escrow instructions, the title company was directed to transfer all refinance proceeds to xxxx on xxxx (either xxxx, primary or xxxx, 2nd home).

If CTC is required and exceeds verified $xxxx in verified personal xxxx, will require LOE for use of business funds from either xxxx or xxxx xxxx of the xxxx.
Missing Schedule A attachment to Promissory Note for $xxxx dated xxxx for monthly payments to xxxx on xxxx.
 - Blanket loan if for xxxx

CRED 0052 Missing Subordinate Payment Amount - Missing copy of note for $xxxx to xxxx.  Final Dissolution Judgement on xxxx states original balance of $xxxx with $xxxx to be paid within 30 days of execution of said document.  Monthly payments of $xxxx.  LOE on xxxx from borrower states $xxxx balance on note.  Note was to have been paid off with refinance but loan approval states lien to be subordinated on xxxx. Executed Subordination Agreement on xxxx refers to $xxxx. - Lender provided the following statement "? That is because the borrower will continue to pay the $xxxx a month until fully paid off instead of the full amount to be paid off at the loan. Less than 11mo."

CRED 0009 Unacceptable Credit History - Final 1003 discloses an IRS lien for $xxxx on xxxx.  Initial 1003 discloses also and shows to be paid off.  Missing LOE and verification of being paid off. (FYI: xxxx disclosed a California State tax lien for $xxxx being paid off, but missing LOE. Initial 1003 disclosed an IRS lien for $xxxx being paid off on xxxx for xxxx.  Lien was not disclosed on final 1003 and missing clarification if 1 or more liens, verification of being paid off and LOE.

 - Received a copy of the final settlement statement from lender.  The CD verifies the tax liens were paid off.  All IRS Funds were transferred from the other loans to xxxx.

6000067742	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 772 is 72 points below minimum of 700.; Low DTI - 37.43% DTI is 9.57% lower than 47% maximum.; Low LTV/CLTV/HCLTV - 51.18% LTV is 22.82% lower than 75% maximum.; Verified reserves - 26.55 months verified reserves exceed the required 5.95 months.;	NOTE 0050 Note is Incomplete - Missing Note from file, used alternative documents for compliance. - Lender provided executed consolidated note (CEMA)

CRED 0093 Credit Documentation is Insufficient - UPDATED Missing evidence of Errors and Omissions policy for closing agent.  State of NY.

Missing Closing Protection Letter. - Closing agent E&O provided in lieu of CPL (NY).

TRID 0188 Missing proof that all title holders received a copy of the Final CD at or prior to closing - Missing proof that all title holders received a copy of the Final CD at or prior to closing - Lender provided final CD issued xxxx reflecting all title holders received final CD (CD was signed by all title holders).

ROR 0001 Missing Right of Rescission - Missing ROR from file - Lender provided signed ROR dated xxxx.

APP 0001 Missing Final 1003 Application - Missing Final 1003. - Lender provided signed final 1003

DEED 0001 Missing Mortgage/Deed of Trust - Missing Deed of Trust and riders. - Lender provided signed consolidated mortgage.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

4000000491	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV 28%; Low DTI - 25.8%;			CRED 0015 Questionable Occupancy - Exception reported in error, no indication property is or will not be not owner occupied.
4000000590	xxxx	Securitized	1	1	1	1				Minimal outstanding debt - Borrower's Credit Report supports minimal outstanding debt, including investment properties owned by borrower with zero financing liabilities.; Verified employment history - Borrower's employment history has been verified dating to year xxxx, supporting over 17 years of xxxx.;			APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval and 1008. - Lender provided a copy of the loan approval.
4000000377	xxxx	Securitized	1	1	1	1				Conservative use of credit - Utilization 4%.; Verified credit history - Oldest tradeline xxxx;
3000000083	xxxx	Securitized	1	1	1	1	Net tangible benefit - Borrower reduced interest rate from 8.5% to 4.875% fixed rate which lowered his monthly PITI by 23%.

										; Verified credit history - Mid FICO score of 669 exceeds the minimum required of 660 by 9 points for 70% maximum LTV for investor refinance loan for $xxxx for bank statement loan.; None;			HUD 0001 Missing Final HUD-1 - Missing copy of final CD for subject property. Estimated copy on page xxxx. - Certified copy of the final settlement statement received.
6000067441	xxxx	Securitized	1	1	1	1	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx
 - PDI returned reflecting No Damage.

APRV 0001 Missing Underwriter Loan Approval - No approval/conditional commitment found in file. - Approval in loan package. xxxx

FLOOD 0007 Missing Flood Insurance Cert. - Missing Flood Insurance Cert.  - Flood Cert in file xxxx

ECOA 0003 No evidence lender provided copies of written appraisals - Missing borrower acknowledgement received copy of appraisal.  - Appraisal was mailed on xxxx

CRED 0006 Missing Employment doc (VVOE) - Missing CPA letter, 3rd party VOI and VVOE for xxxx  Missing prior employment VOE for xxxx - CPA Letter in file xxxx.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review. - Received CDA, Reasonable value.

APP 0003 Missing Initial 1003 Application - Missing initial application. Final application is in file. - Credit package provided by lender. pxxxx.

APPR 0001 Missing Copy of Original Appraisal report - Missing copy of original appraisal report with either 1005 or 216 for rental income.  - Appraisal in file. Appraisal pxxxx

CRED 0083 Asset Documentation is Insufficient - EMD in file xxxx.

CR 0001 Missing Credit Report - Missing credit report and credit scores.  - Credit report in file xxxx Credit 9931

4000000368	xxxx	Securitized	1	1	1	1				Verified reserves - 64 Months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 58.00%;			APP 0005 Missing Schedule of Real Estate Owned - Second home xxxx, xxxx Missing mortgage statements to verify payment for PTTIA. - Lender provided a copy of the note and CD.
6000063785	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing CDA - ARR supporting value of $xxxx received.

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Only CD in file was issued xxxx.  --The Initial Closing Disclosure Received Date of xxxx is not three business days before the consummation date of xxxx. Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - CD Dated 0xxxx received.  Finding cleared upon resubmission.

4000000576	xxxx	Securitized	2	2	1	1					APP 0005 Missing Schedule of Real Estate Owned - Missing Exception Approval for over xxxx per guideline - Investor acknowledged exception.		APRV 0001 Missing Underwriter Loan Approval
6000067747	xxxx	Securitized	2	1	2	1	Verified credit history - Mid FICO score of 810 is 110 points below minimum of 700.; Low DTI - 35.90% DTI is 11.10% lower than 47% maximum.; Low LTV/CLTV/HCLTV - 50% LTV is 25% lower than 75% maximum.;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)). - EV2 Non Material, no assignee liability.	APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received CDA Reasonable.

CRED 0093 Credit Documentation is Insufficient - UPDATED xxxx Missing evidence of Errors and Omissions policy for closing agent.  State of NY.
Missing Closing Protection Letter.
 - Lender provided a copy of the E&O.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

6000063774	xxxx	Securitized	1	1	1	1	TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure not found in file
 - Esign received.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - E-Sign Disclosure not found in file
 - Esign received.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - Received ARR, value supported.

4000000735	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 33.00%; Verified liquid assets and/or savings history - Verified 72 months reserves ;			APPR 0046 Missing Third Party Appraisal Review - Securitization. 2nd review required. - Desk review supporting value of $xxxx received.
4000000540	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline xxxx.; Conservative use of credit - Utilization 10%;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD for subject property missing. - Seller CD received.

APRV 0001 Missing Underwriter Loan Approval - UW Loan approval not in file. - Lender approval received.

4000000361	xxxx	Securitized	1	1	1	1				Verified ownership of subject property - 29 years; Verified employment history - xxxx 45 years and receives SS income.;
4000000725	xxxx	Securitized	1	1	1	1				Verified credit history - Good R/E credit history with 0X30; Verified employment history - Established Accounting Business with multiple years verified;
6000067750	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - A verbal verification of employment is required to be performed within 10 calendar days of funding. Subject loan funded xxxx with a VVOE aged > 10 days. - VVOE completed received.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR received reflecting No Damage.

6000063776	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
4000000841	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline xxxx.; Verified employment history - Over 21 years of verified employment history.;			TRID 0133 Missing Home Loan Toolkit - Confirmed missing Home Loan Toolkit. - Lender provided copy of Home Loan Toolkit
4000000532	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing UCD - Exception set in error, This is a Jumbo Loan Transaction and there will not be any UCD Findings.
6000067444	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 804 is 124 points below minimum of 680.;	PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review. - Desk review supporting value of $xxxx.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDI returned reflecting No Damage.

4000000149	xxxx	Securitized	2	2	1	1	CRED 0004 Back-end Ratio exception (DTI) - DTI of 45.30% exceeds the max allowed. - EV2 less than 1% variance.	APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval and 1008. - 1008 received.
Lender approval received.

CRED 0006 Missing Employment doc (VVOE) - Lender to reverify verify business existence and that the business is fully operational/active w/in 10 days of the Note (SOS or CPA).  CPA Letter in file is dated xxxx. - CPA Letter for Gind Eye Care received.
Lender VVOE for Arora Speech Therapy with CPA verification received.

4000000675	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO 804; Verified liquid assets and/or savings history - Borrowers high assets/reserves verified over 100000 assets; Verified employment history - Co borrower with same employer for over 30 years ;			FLOOD 0003 Flood Notice Was Not Executed - No Signature on Notice xxxx - Received signed flood notice for borrower.
6000065252	xxxx	Securitized	2	2	2	1	Verified credit history - Mid FICO score of 812 exceeds the minimum required of 700 by 112 points for 80% maximum LTV for primary cash-out loan for $xxxx full document loan.; Low LTV/CLTV/HCLTV - 22.64% LTV is 57.36% below maximum of 80% for primary cash-out refinance full document loan.; Verified reserves - 335.38 months verified PITIA reserves exceeds the required PITI of 3 months for a full document loan.;	CRED 0083 Asset Documentation is Insufficient - Exception for the most recent 6 months of statements must be provided for any account that will be utilized for asset qualification as required by guidelines on xxxx. Approved exception in file to use annual only statement that ran on xxxx - EV2 Lender Acknowledged Exception.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in lender credits. --The sum of non-specific (lump sum) lender credits and specific lender credits ($xxxx) has decreased from the amount disclosed on the Closing Disclosure sent on xxxx, ($xxxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - EV@ Post Closing Curative Action: * Received LOE, delivery method, refund check and corrected PCCD.	NMLS 0007 NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure (12 CFR 1026.36(g)(1-2)) - Duplicate of NMLS 0011

ROR 0003 Missing Proof Loan Disbursed after ROR Expiration Date - The loan disbursement date (xxxx) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (xxxx). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) - Recd copy of final settlement and PC CD confirming disbursement date of xxxx.

4000000336	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 44.660%; Verified employment history - 7 years in the current job and 30 years in the same line of work.; Verified occupancy in subject property - 20+ years ;
3000000076	xxxx	Securitized	2	2	1	1					CRED 0082 Income Documentation is Insufficient - Missing the September 2019 Business Bank Statement for A/# ending in xxxx to have complete 24 mths statements. - EV2 Received Exception for use of 23 months bank statements.
6000067732	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 66.27% when the max is 80%; Verified credit history - 745 mid credit score and 2% revolving credit utilization balance to credit limit Oldest Tradeline xxxx;	CRED 0028 Non-Resident Alien Borrower - Missing copy of current valid permanent resident card as final 1004 4. Loan Application - 1003 P1 marked Permanent Resident Aline - Lender provided a copy of the borrower's permanent resident card.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx
 - PDI returned reflecting No Damage.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review.
 - Received the CDA, $xxxx value. 0% Variance, Reasonable value.

3000000070	xxxx	Securitized	1	1	1	1
3000000088	xxxx	Securitized	1	1	1	1	Verified reserves - 94.3 months verified PITIA reserves exceeds the required PITIA of 6 months for a DSCR >= to 1.00.; Verified credit history - Mid FICO score of 749 exceeds the minimum required of 680 by 69 points for 50% maximum LTV for investor purchase loan for $xxxx for xxxx No Ratio Limited Credit Tradelines loan.; None;	COMP 0029 Missing Evidence of Rate Lock - Missing rate lock.

CRED 0093 Credit Documentation is Insufficient - Correct borrower primary address on initial/final 1003s. Disclosed primary address as xxxx, xxxx.  Borrower primary and mailing address: xxxx, xxxx, xxxx, xxxxas per LOEs on xxxx. LOE from borrower and xxxx to property ownership and proof owned free/clear on xxxx.

Missing 3rd party translation of document and currency exchange rate for xxxx.  Appears borrower pays an annual land lease for a term of 99 years.  Used exchange rate of xxxx to xxxx US/xxxx birr paid= xxxx monthly housing expense per xxxx site on xxxx - Cleared per lender response: xxxxis the correct address. xxxx, is one and the same. Per research xxxx
2. xxxx living rent free, please note that certificate is 3rd party translated -3 column & the 3rd one is translated into English.
3. This loan is a DSCR loan, no need to include housing expenses as it will not affect ratios

6000063781	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
6000063762	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received ARR. Reasonable Value.
3000000048	xxxx	Securitized	1	1	1	1
3000000071	xxxx	Securitized	2	1	2	1	Verified credit history - Borrower has a mid FICO of 787 w/minimum requirement of 700.; Low DTI - DTI is 30.07% w/a max allowed of 50%.;	TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge($xxxx). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxxbelow the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - EV2 Post Closing corrective Action-- PCCD, LOE, copy of refund check in the amount of $xxxx with xxxx Tracking received.	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for XXXX dated w/in 10 days of the note date of xxxx. - Received letter from accountant dated xxxx stating the borrower is xxxx of xxxx.

4000000732	xxxx	Securitized	1	1	1	1	DEED 0037 All title holders did not execute the Mortgage/DOT - xxxx is shown on title policy but did not sign the DOT. - Lender provided a copy of the re-recorded Mortgage. The secondary person on title was added and the correct county was listed on page two prior to being re-recorded.

6000067745	xxxx	Securitized	1	1	1	1	TRID 0133 Missing Home Loan Toolkit - Missing Home Loan Toolkit. - Exception set in error, Acknowledgment in file pg xxxx.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

DEED 0049 Mortgage/Deed of Trust is Incomplete - File was missing executed mortgage. - Updated package with Mortgage/DOT Provided.

APP 0001 Missing Final 1003 Application - Missing final signed application. - Final 1003 provided in updated package.

NOTE 0050 Note is Incomplete - File did not contain an executed note.  - Updated package with Note provided.

CRED 0015 Questionable Occupancy - HOI is a DP-3 dwelling policy with rental loss coverage. File was approved as a primary residence.  - Property is a duplex.  Borrower resides in on of the units.

CRED 0093 Credit Documentation is Insufficient - Provide documentation evidencing pay history for current property at xxxx (statement in file reflects  1 month). - Property is owned free and clear.  COOP statement in file (xxxx).

6000067735	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Required LTV 75%. Approval LTV 55.56; Verified employment history - Over 5 years of verified employment.;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender Credit not sufficient to overcome variance of 10% Category Fee Lender's Title Policy $xxxx and Title Service Charge $xxxx - A Lender Credit for Excess Charges of ($xxxx), Principal Reduction for Excess Charges of ($xxxx), and general or specific lender credit increases of ($xxxx) were applied to the total fee variance of ($xxxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - Corrected flag, finding cleared upon re-submission.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice / Acknowledgment disclosure. - Lender provided tax payer consent notice.

4000000305	xxxx	Securitized	1	1	1	1
4000000478	xxxx	Securitized	1	1	1	1	Verified reserves - Verified reserves over xxxx.; Established credit history - Oldest tradeline xxxx.;	APPR 0046 Missing Third Party Appraisal Review - Risk score returned a 3.0 score. Desk review required. - CDA Supporting value of $xxxx received.

AUS 0002 Missing Final UCD Findings - UCD missing.   - Waived per Annaly.

6000067736	xxxx	Securitized	1	1	1	1	DEED 0007 Missing PUD Rider - Missing PUD Rider to Mortgage. Per appraisal, property is a detached PUD. - Lender provided corrected appraisal to reflect subject property is not a PUD

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

6000067755	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 804 exceeds the minimum required of 700 by 104 points for DSCR loan.; Low LTV/CLTV/HCLTV - 50% LTV is 20% below maximum of 70% for investor cash-out DSCR loan.; Low DTI - 1.455% DSCR Ratio is 0.455% above program 1% minimum.; Verified reserves - 13.61 months verified PITI reserves exceeds the required PITI of 7.84 months. Net proceeds of $xxxx not included in reserve calculation as not allowed by guidelines.;			PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIR returned verifying no damage.
6000063767	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received ARR. Reasonable value.
6000063777	xxxx	Securitized	1	1	1	1				Verified reserves - Verified reserves $xxxx; Minimal outstanding debt - $xxxx monthly debts; Verified housing payment history - Own primary residence free & clear.;			APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received ARR. Value Reasonable.
4000000731	xxxx	Approved	1	1	1	1				Low LTV/CLTV/HCLTV; Verified credit history;
3000000072	xxxx	Securitized	2	2	1	1					GIDE 0001 Guideline Exception(s) - Subject $xxxx loan size below minimum loan amount of $xxxx per xxxx loan program, xxxx. - EV2 Lender acknowledged exception.
6000067447	xxxx	Securitized	1	1	1	1	Verified credit history - Mid score 736; Established credit history - Oldest Tradeline xxxx with 14% revolving debt to credit limit ratio; Verified liquid assets and/or savings history - 3 months PITIA requirement and g/l do not state whether or not cash back can be used or cannot be used for reserves. Three months PITIA (3 x $xxxx/month) $xxxxwould be covered by the $xxxx xxxx cash back to borrower if allowed. ;	PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review.
 - Received CDA, $xxxx value. 0% Variance, Reasonable value.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDI returned reflecting No Damage.

3000000050	xxxx	Securitized	1	1	1	1				Established credit history - Established credit history pg xxxx.;
3000000054	xxxx	Securitized	1	1	1	1	GIDE 0001 Guideline Exception(s) - Loan is pending approval to proceed from xxxx for Texas Cash Out TX(50)(a)(6). - Recd email from purchasing investor with ok to proceed.

TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Missing the Fair Market Value Disclosure. (Borrower acknowledgment of receipt of document pg xxxx) - Fair Market Value Disclosure located on page xxxx of the loan file.

3000000066	xxxx	Securitized	1	1	1	1
6000065258	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 785 exceeds the minimum required of 660 by 125 points for 80% maximum LTV for investor purchase loan for $xxxx for DSCR loan.
; Verified reserves - 43.52 months verified PITI reserves exceeds the required PITI of 5 months for a DSCR loan.;	CRED 0039 Missing evidence of property management experience - Approved exception in file for borrower not owning 2 or more properties within the most recent 12 months with 1 having documented rental income of 12 months or more on xxxx. Borrower has previously owned investment properties as verified with LOE and property detail reports showing previous ownership on xxxx - Lender Acknowledged Exception	CRED 0032 Missing borrower immigration or residency status documentation - Missing documentation verifying Permanent Resident Alien as per 1003 on xxxx. - Lender provided a copy of the xxxx which expires on xxxx.

4000000947	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - High verified liquid assets over xxxx; Verified credit history - Good FICO 768- no 0X30 R/E lates;
6000067746	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 780 is 80 points below minimum of 700.;			PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIR returned verifying no damage.
4000000086	xxxx	Securitized	2	1	2	1					TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC pg xxxx is dated xxxx, corresponding CD issued xxxx, which is more than 3 business days from change date. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - EV2 Post Closing Corrective Action: xxxx Received copy of check, updated PCD and letter to borrower and shipping label.
4000000499	xxxx	Securitized	1	1	1	1	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in loan discount points and inspection fee. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Loan Discount, Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Received COC.

4000000408	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 49.00%; Verified reserves - 104 months;			AUS 0002 Missing Final UCD Findings - Missing UCD Findings - Lender provided a copy of the UCD.
4000000119	xxxx	Securitized	2	2	1	1	CRED 0104 Missing Letter of Explanation - 1003 indicates xxxx will have no housing expense. However, based on the For Sale by Owner Escrow instructions, contract and terms and conditions of escrow in file, xxxx Borrower is living at xxxx, xxxx. Further, on xxxx, section Q Additional Terms and Conditions: Buyer agrees to rent the premises to the Seller for up to ten (10) months after close at a price of $xxxx per month."

Need an LOE for clarification regarding the primary residence discrepancy. If they are actually still occupying the property in xxxx as their primary residence a corrected 1003 reflecting the correct address and monthly payment will be required.

NOTE: DTI with the monthly rental on the xxxx primary residence and the reduction of the xxxx rental is within tolerance (25.26).  DTI without the monthly payment is 20%, both of which are within Investor guidelines.
- EV2 xxxx approved Exception by xxxx in file for borrower living rent free and purchasing investment property. Borrower intends to move into subject in short term but outside the 60 days which is why loan was originated and locked as NOO. Loan is subject to full compliance testing. No Additional Exceptions.	CRED 0113 Missing evidence of HOA Dues - Missing evidence of HOA dues for xxxx rental property. - Remove - xxxx rental property sold and closed xxxx. Three days after the subject. Purchase agreement in file xxxx.

3000000079	xxxx	Securitized	1	1	1	1	TRID 0193 Missing evidence of the Seller Closing Disclosure - The selling disclosure was not found in the file. - Seller CD received.

TRID 0155 GA Residential Mtg Act Fee is Missing and / or Less than $10 - Missing validation that GA Residential Mtg Fee was included.
 --xxxx increased the xxxx Act Per Loan Fee from $6.50 per loan to $xxxx per loan. The fee is imposed on the closing of all mortgage loans subject to regulation under the Georgia Residential Mortgage Act, whether or not closed by a mortgage broker or lender licensee or registrant. The bill took effect upon the Governor's signature on xxxx. (Ga. Code 7-1-1011(b)(2); Ga. Admin. Code 80-5-1-.04) - Recd confirmation from lender LOS that the GRMA Fee was included in the recording fee.

4000000122	xxxx	Securitized	1	1	1	1	Verified reserves - Verified reserves $xxxx;	COLL 0001 APN Number is not listed on Security Instrument - APN is not listed on the Security Instrument. - PIN Number on deed.

CRED 0006 Missing Employment doc (VVOE) - xxxx 1065/K1 income NOT used - Exception set in error.  Income from xxxx not considered.

4000000104	xxxx	Securitized	2	2	1	1					GIDE 0001 Guideline Exception(s) - Borrower is a 1099 xxxx. Exception request, xxxx allowing for >2 years in profession in lieu of 2 years with same employer since the guideline change occurred after loan was submitted. Approved by lender with a fee adjustment. - EV2 Lender Acknowledged Exception.
6000067368	xxxx	Securitized	2	2	1	1	Verified credit history - Borrower mid FICO score of 716. ; Low DTI - 35.35% DTI is 14.65% lower than 50% maximum.;	CRED 0026 Non-Arms Length Transaction - Borrower purchased property from landlord which is a non-arms length transaction per guidelines and subject to a maximum 70% LTV. Lender exception in file approved 80% LTV as borrower had rented at least 6 months as per email on xxxx. VOR in file for payment history on xxxx and review verified $xxxx paid as agreed using xxxx for 12 months payments. - EV2 Lender Acknowledged Exception xxxx

CRED 0109 Documentation in Foreign Language is Missing English Translation - Missing exception for documentation in foreign language missing English translation. xxxx bank statements from xxxx through xxxx are in Spanish on xxxx. Underwriter cert in file states that xxxx was unable to go back in time and provide converted bank statements to English on xxxx. Reviewer was able to verify deposits made through xxxx, as did Lender, and concur nothing unusual about the statements. - EV2 Lender Acknowledged Exception xxxx	HAZ 0005 Missing evidence of Hazard Insurance - Missing xxxx deck page. Only standard report in file on xxxx that discloses reconstruction cost and building description. - Lender provided a copy of the HOI for Subject.

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. xxxx - Lender provided a copy of the loan approval.

CRED 0100 Insufficient verified reserves - Missing 6 months verified reserves.  Short $xxxx of required $xxxx reserves required by guidelines on xxxx. Review 5.3 months verified reserves and 5 months per Lender on 1008 on xxxx.            - Recd confirmation from lender that the Un Conventional Matrix should be associated with the subject loan. Per the Matrix Reduce Reserves by 3 months = 5% LTV Reduction. Max LTV for 24 mths BS loan with FICO of 716 is 90%.  Subject LTV 80%.  3 months reserves requirement met.

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party review. - Desk review supporting value of $xxxx received.

4000000602	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 70/70/70; Low DTI - Low DTI of 15%.;
6000063769	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
3000000086	xxxx	Securitized	1	1	1	1	Verified employment history - Verified employment since .; Verified credit history - 23.77% DTI is 21.23% below program 45% maximum.; Verified reserves - ***UTD months reserves until can complete CTC from missing CD. Need 12 months minimum***; None;	HUD 0027 Missing evidence of the Seller HUD1 - Missing copy of seller CD for subject property No estimated located in file. - Seller CD received.

HUD 0001 Missing Final HUD-1 - Missing copy of final CD for subject property.  No estimated located in file.   - Final Settlement Statement signed by borrower received.

COMP 0029 Missing Evidence of Rate Lock - Missing rate lock. - Lender rate lock received.

4000000804	xxxx	Securitized	1	1	1	1	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Loan estimate on page xxxx was esigned by borrower. -- A revised Loan Estimate was provided on (xxxx) via (Esign). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xxxx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xxxx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (2021-07-22). (12 CFR 1026.19(e)(4)(ii)) - Lender provide copy of LE & ESign to verify Bor signed on xxxx.

APP 0005 Missing Schedule of Real Estate Owned - Provide Mortgage Statement form xxxx #xxxx to verify escrowed tax & ins. - Lender provided a copy of the mortgage statement, property is escrowed.

6000063780	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Received ARR. Value Supported.
6000063783	xxxx	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - 64.71% LTV/CLTV.;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Seller's closing disclosure shows $xxxx real estate commission paid. - EV2 Non-Material, no assignee liability.	APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.

CRED 0083 Asset Documentation is Insufficient - Bank accounts are jointly held, however, missing evidence borrower has complete access/control of funds. - xxxx finding cleared as borrower is noted as owner of account.

3000000084	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 777 exceeds the minimum required of 720 by 57 points for 75% maximum LTV for investor cash-out full doc loan for $xxxx.

; Verified employment history - Verified employment since xxxx.;	CRED 0010 LTV Exceeds Max Allowed - 75% LTV exceeds maximum of 70% after 5% LTV reduction for 1x30x12 housing lates for xxxx loan amount of $xxxx, cash-out refinance minimum 720 FICO. Approved exception request asked for excusing the late payment on one of the commercial accounts on xxxx.

- EV2 Lender approved exception based on xxxx job stability & high net rental & monthly income, $xxxx residual income, credit score 57 pts higher then min required.	CRED 0093 Credit Documentation is Insufficient - Missing verified $xxxx new PI with FundLoans and $xxxxHOA fee for xxxx. Missing $xxxx new PITI with xxxx (xxxx) for xxxx. Missing verified $xxxx new PITIA with FunxxxxLoans xxxx forxxxx. Information taken from lender rental income worksheet on xxxx.

Missing final CDs for 3 above loans closed concurrently with xxxx to determine if CTC was required and if so, how much. Unable to calculate reserves until review of documentation. Lender exception in file for 4 months reserve shortage on xxxx. Per addition to escrow instructions, the title company was directed to transfer all refinance proceeds to Escrow # xxxx on xxxx (either xxxx, primary or xxxx, xxxx).If CTC is required and exceeds verified $xxxx in verified personal xxxx, will require LOE for use of business funds from either xxxx or xxxx xxxx accounts.

Missing Schedule A attachment to Promissory Note for $xxxx  dated for monthly payments to xxxx

   - Received a copy of the HOI on xxxx, xxxx, xxxx.  Received tax information on xxxx and xxxx.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - Appraisal APN is xxxx and title commitment and DOT APN is xxxx, xxxx and xxxx. - Corrected appraisal provided by Lender with correct APN.

CRED 0009 Unacceptable Credit History - Subject loan for xxxx paid off disclosed California State tax lien for $xxxx which is missing an LOE.

Initial 1003 discloses an IRS lien for $xxxx being paid off on page 13. This lien not disclosed on final 1003 and missing verification of being paid off and LOE. (FYI: An IRS lien for $xxxx is disclosed on final 1003 for 2nd loan reviewed for xxxx on page 7. Lien of $xxxx is not disclosed on either final or initial 1003.  Need clarification if more than 1 lien along with LOEs and verification paid off. - Received a copy of the final settlement statement for  which reflects a total IRS payoff of $xxxx.  Additionally, received an IRS Statement dated xxxx with a total balance of $xxxx and an explanation from the lender: "Please see Final settlement statement from xxxx showing the IRS lien paid off in the amount of $xxxx bottom of this page additional charges lien payoff and it also shows that transfer were made from each of the other three transactions to complete the full amount to be paid off, basically a cross collateralized payoff (borrower did not get any cash out, all the cash out was used for cash to close on the xxxx/ xxxx refi to payoff the IRS Lien) ? $xxxx IRS lien paid off w/ xxxx -xxxx? $xxxx IRS lien paid off w/ xxxx -xxxx? $xxxxIRS lien paid off w/ xxxx-xxxx? IRS lien paid off w/ xxxx-xxxx paid off the rest plus the additional cash to close to complete payoff of IRS lien."

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for xxxx, xxxx and xxxx dated within 3 days of funding per approval on page xxxx. All VOEs are dated xxxx on pages xxxx, xxxx and xxxx. VVOE on pg xxxx for xxxx dated xxxx is acceptable.  - Receive VVOE's dated xxxx for xxxx, xxxx

HUD 0001 Missing Final HUD-1 - Missing copy of final CD for subject property. Estimated on page xxxx. - CTC of final settlement statement received.

6000067446	xxxx	Securitized	1	1	1	1	None - There are no compensating factors. Borrower's credit score 746 based on one tradeline reporting open or close. Oldest tradeline xxxx xxxx that has a balance and monthly payment. Thin credit profile. All the monies coming from the father EMD, cash to close and reserves to be paper trailed. No borrower contribution. No housing history rent verified $xxxx/month First Time Investor property owner. Elements of straw buyer borrower reverse occupancy at 75% LTV - full risk to be assessed by investor.;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDI returned reflecting No Damage.

PROP 0018 Missing PLS required secondary valuation. - CDA Received, $xxxx value, 0% Variance, Reasonable Value.

6000063768	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Arr Received xxxx. Value Supported.
4000000244	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 65.00% ; Verified reserves - 228 Moths of liquid reserves.;
3000000056	xxxx	Securitized	1	1	1	1	COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Used Index Rate of 0.085% from closing instructions (pg xxxx). - Index Rate not within allowable values (0.01,0.042) for specified Index 30-day Average SOFR [SOFR_30DayAvg] within lookback period [45] for Loan Disbursement Date [xxxx] - REcd email from lender. Index used was the index at the time of rate lock. Finding cleared.

4000000355	xxxx	Securitized	1	1	1	1				Verified housing payment history - Over 5 years in primary residence.; Verified employment history - Job stability of over 4 years.;			AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - UCD findings received.
6000063770	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
4000000502	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75.00%; Verified reserves - 71 Months of reserves.;
6000067442	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 740 is 60 points below minimum of 680.;	CRED 0021 Missing Verification of Rental	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDI returned reflecting No Damage.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review. - Received CDA. 0% Variance, Reasonable value.

CRED 0100 Insufficient verified reserves - Borrower has sufficient funds to close and meets reserves requirement.

4000000414	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's Credit Report showed 13 mortgage credit lines, each with zero late payment history.; Verified reserves - Borrower's verified assets supported over 100 months of PITI mortgage payments for the subject property.;			AUS 0002 Missing Final UCD Findings - Missing CU findings Report in loan file. - UCD findings provided.
6000067749	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Required LTV 75%. Approval LTV 60%; Conservative use of credit - Zero monthly revolving debts.;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing taxpayer consent form. - Lender provided a copy of the taxpayer consent form.

6000067740	xxxx	Securitized	1	1	1	1							PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIR returned reflecting no damage.
6000067731	xxxx	Securitized	1	1	1	1	Verified reserves - Total amount available $xxxx less cash to close $xxxx less (3 months PITIA $xxxx) $xxxx= $xxxx excess reserves 5 month PITIA ; Verified credit history - Mid Credit Score 706 Oldest Tradeline xxxx with 33% utilization to credit limit only one tradeline reporting with balance and monthly payments but three tradelines reporting in the last 12 months open or closed accounts. Most recent late xxxx;	PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review.
 - Received a copy of the CDA.  $xxxx value, 0% Variance, Reasonable Value.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR received reflecting no damage.

4000000132	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline xxxx; Low DTI - Max DTI 50%. Approval DTI 40%.;
6000067367	xxxx	Securitized	2	2	1	1	Verified credit history - Borrower mid FICO score of 729 which is 9 points above minimum required for bank statement loan and 49 points above minimum required for xxxx.; Net tangible benefit - Borrower reduced monthly housing payment from $xxxx rent to $= PITI and $xxxx ground rent payable in semi-annual payments (xxxx additional per month).;	CRED 0099 Insufficient verified liquid reserves - FTHB requires 12 months reserves as per Optimal Matrix xxxx xxxx. Conditional Loan Approval 9103 Reserves on xxxx required 6 months. Borrower currently has 6.66 months verified reserves. - EV2 xxxx Lender Exception provided stating that the exception for 12 months reserves be waived. Denied and flipped to unconventional program, and 6 months reserves.

CRED 0082 Income Documentation is Insufficient - Missing 2 additional weekly paystubs for total of 30 days verified income as required by Conditional Approval 9028 Wage Earner xxxx. xxxx and xxxx weekly paystubs on xxxx. - EV2 Lender Exception for paystubs 30 days of closing. The lender approved the exception based on the fact that WVOE in file dated xxxx.	HCOST 0001 High Cost Failure - The loan fees ($xxxx) exceed the (xxxx) High Cost fee limit, which is ($xxxx), the difference is ($xxxx). - Lender provided a copy of the shipping label, letter to borrower, Corrective CD and check.

CRED 0001 Unacceptable Mortgage History - Missing exception for 12 months canceled checks for xxxx rental history from a private party as per Beyond Prime Guidelines, 9.5 Housing History on xxxx.  Conditional Approval required only VOR 9101 Credit on xxxx. - Lender provided property management agreement to verify not a private party managing property.  VOR with 9.5 months Housing history on xxxx.

APPR 0046 Missing Third Party Appraisal Review - Third party review required. - CDA received. $xxxx value supported. 0% Variance, Reasonable.

4000000472	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 57.00%; Verified employment history - Been in business 45 years;
4000000415	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 52.00%; Low DTI - 17.50%;			APPR 0043 Missing Appraiser License - Missing Appraiser License. Expiration date xxxx per Appraisal. State Certification number is xxxx. - Received appraiser license.
6000067748	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Required DTI 75% Approval DTI 53.846; Verified employment history - Over 3 years verified employment.;	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing evidence Tax Payer Consent Notice / Acknowledgment provided to borrowers. - Lender provided tax payer consent notice.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

4000000099	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline xxxx; Low LTV/CLTV/HCLTV - 66%;			APRV 0001 Missing Underwriter Loan Approval - 1008 approval. Manually underwritten. xxxx - Lender approval and final 1008 received.
3000000053	xxxx	Securitized	1	1	1	1
4000000848	xxxx	Securitized	1	1	1	1				Verified reserves - 31 months; Verified employment history - 31 years;
3000000073	xxxx	Securitized	1	1	1	1
6000067448	xxxx	Securitized	1	1	1	1	Conservative use of credit - Only one tradeline reporting with balance and payments. Paid collections on student loans and a medical collection has weighted the credit scores down. 12% of revolving credit utilization balance to limit; Verified liquid assets and/or savings history - $xxxx sourced seasoned borrower funds is a significant vested interest at 70% LTV (10% less than the maximum.;	CRED 0072 VVOE dated outside of required timeframe

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR received reflecting no damage.

PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review.
 - Received CDA, $xxxx. 0% Variance, Reasonable value.

6000067734	xxxx	Securitized	1	1	1	1	Verified reserves - $xxxx excess/additional reserves = 16 months PITIA compensating factor.; Verified credit history - Mid score 741 oldest tradeline xxxx revolving credit utilization 15% ; Low LTV/CLTV/HCLTV - LTV 65% when max is 80%; Verified employment history - Longevity in owning business for over 12 years with significant levels of income;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing documentation to support and taxes insurance details for property listed on the loan application; 1003 Coop Investment xxxx. - lender provided HOA for xxxx at xxxx.

6000063761	xxxx	Securitized	2	1	1	2					PROP 0005 Health and Safety Issue - EV2 Client Override.		APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
6000067443	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 655 is 35 points below minimum of 620.; Established Landlord history - Verified xxxx as xxxx since xxxx.;	PROP 0018 Missing PLS required secondary valuation. - Missing Third Party Appraisal Review. - Received a copy of the CDA, $xxxx review value, 0% Variance, Reasonable Value.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned reflecting no damage.

CRED 0030 Income verified on Stated, NIV and/or No Income doc type - RIP Plus Guidelines xxxx for DSCR loan requires qualify income with 100% of rental leases or 1007 appraisal market rent.  It goes on to state that no income should be listed on the 1003 other than the subject income. Final 1003 in file has only rental income disclosed for subject property.  However, there is an xxxx Income Qualification Sheet signed and dated xxxx by the borrower with following income disclosed on page xxxx: $xxxx and $xxxx rental income paid to borrower and $xxxx paid to to borrower for Building Manager. No exception found in file to allow disclosure of income other than subject rents. - Lender provided corrected worksheet for the rental.

3000000087	xxxx	Securitized	2	2	1	1	Verified reserves - 808.03 months verified ITI reserves exceeds required of 12 months by 796.03 months.; Verified credit history - Mid FICO score of 759 exceeds the minimum required of 660 by 99 points for a 75% LTV for a DSCR investor cash-out refinance with a loan amount of $xxxx.;	GIDE 0001 Guideline Exception(s) - Subject property condition is C4, guidelines require properties to be C3 or better condition. - Lender loan exception granted.	HUD 0001 Missing Final HUD-1 - Missing executed Settlement Statement or CD. Estimated copies on xxxx differ only in that one shows a debt payoff of $xxxx to YOM and the other shows $xxxx cash to borrower. - Final Settlement Statement Received.

4000000166	xxxx	Securitized	1	1	1	1				Verified occupancy in subject property - Owned home since 2015.; Verified liquid assets and/or savings history - Over 100K in assets, but not required.;
6000067369	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline xxxx; Income verified was not used in qualifying - DSCR Loan;	APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review. - Desk review supporting value of $xxxx received.

HUD 0027 Missing evidence of the Seller HUD1 - EV2 Non-Material, No Assignee Liability. - Lender provided a copy of the final settlement statement.

HUD 0001 Missing Final HUD-1 - Missing a CTC of the final HUD-1 or executed CD. - Received copy of Final HUD 1

MI 0002 Missing number of months of MI collected at Closing

DEED 0007 Missing PUD Rider - Non Standard Mortgage Assignment of Rents and Security Agreement does not contain any verbiage for the property being in a PUD. - Per xxxx ok to clear with intent to re-record.

DEED 0002 Mortgage reflects non-allowable Mandatory Arbitration Clause - Mortgage reflects non-allowable Mandatory Arbitration Clause and Confession of Judgment. xxxx. - Verified with xxxx that the borrower received the letter waiving the arbitration clause.

NOTE 0061 Note contains a mandatory arbitration clause. - Non Standard Note contains a mandatory arbitration clause. - Verified with xxxx that the borrower received the letter waiving the arbitration clause.

4000000341	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower's verified assets allowed for 14 months of PITI reserves.; Verified employment history - Borrower xxxx was verified for over 10 years, per CPA letter fsted xxxx.;
4000000524	xxxx	Securitized	2	1	2	1	Verified reserves - 102 months of verified reserves in the amount of $xxxx; Verified housing payment history - 0x30 mortgage + 12;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD on page xxxx confirms disbursement date of xxxx. - EV2 Post Closing Corrective Action: Received post closing CD with corrected disbursement date.	CRED 0004 Back-end Ratio exception (DTI) - DTI of 32.33% decreased due to variance in income calculation - Remove - Made in error. Lender 1008 DTI 31.45, Review DTI 41.95%. Review value is less than guideline max of 50% and within tolerance. Variance due to lower income being used from initial 1003 as it was less than income calculation by lender.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Approval page xxxx appraised value is $xxxx and 1008 page xxxx $xxxx , however the lower of the appraisal page xxxx $xxxx - The exception was made in error.  Borrower purchased the property xxxx and the lender used the original purchase price for LTV calculations.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the corrected Approval and 1008 with loan program, appraised value of $xxxx and LTV/CLTV - The exception was made in error.  Borrower purchased the property xxxx and the lender used the original purchase price for LTV calculations.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Lender provided COC.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value

4000000729	xxxx	Securitized	1	1	1	1	Verified reserves - 56+ months; Verified employment history - 19+ years in the same business;	APPR 0001 Missing Copy of Original Appraisal report - Appraisal Report not in file. Guidelines also require a 2nd appraisal for loan amounts > $xxxx. 2nd appraisal also missing. - Lender provided the original and 2nd Appraisal.

AUS 0002 Missing Final UCD Findings - Lender provided a copy of the xxxx and xxxx UCD.

APPR 0043 Missing Appraiser License - Missing Appraisal Report. Appraiser Lic. p.xxxx, Appraisal Cert p.xxxx - Lender provided the original and 2nd Appraisal.

APRV 0001 Missing Underwriter Loan Approval - 1008 in file p.xxxx - Lender provided a copy of the loan approval dated xxxx.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Reviewer unable to determine what lender used to calculate monthly tax amount.  Reviewer used the xxxx purchase formula, which gives a monthly amount of $xxxx compared to lender tax amount of $xxxx.  --The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

The Estimated Total Maximum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

 - Lender provided the tax information sheet from the county and a letter of explanation stating how they arrived at the monthly amount of $xxxx monthly.

4000000625	xxxx	Securitized	1	1	1	1	PROP 0001 Property Condition is Fair - Appraisal indicates a property condition of C-5. Updated completion report dated xxxx with pictures located on p.xxxx - Final inspection reflects repairs completed.

APPR 0049 Appraisal Waiver is Ineligible - Per AUS pg xxxx - Cleared non AUS loan, not applicable.

FLOOD 0006 Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums - Per Flood Cert, flood ins not required. - Exception set in error Zone X* however building is not in special flood hazard area.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - The appraised value does match the approval. p.xxxx - Cleared non AUS loan, not applicable.

AUS 0002 Missing Final UCD Findings - Missing UCD. - Cleared non AUS loan, not applicable.

6000063764	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 35.17%; Established credit history - 779;	PROP 0005 Health and Safety Issue - Appraisal photos evidence bars on windows, however, missing proof of "quick-release mechanisms". - REcd appraisal update/completion report that verifies that the xxxx have been removed from all of the xxxx bedroom windows.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.

4000000632	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower's xxxx history was verified starting year xxxx, which verified over 20 years of stable employment. ; Verified credit history - Borrower's Credit Report showed tradelines dating to year xxxx, with zero late payments on 4 mortgage accounts and revolving credit accounts with only 6% credit utilization. ;
4000000326	xxxx	Securitized	1	1	1	1	APPR 0045 Appraiser's License is Expired - Appraisal Pg. xxxx shows license expiration date xxxx however the actual license document on page xxxx expiration date shows xxxx and document FREA pg. xxxx shows expiration date xxxx. - Received updated License information validating appraisal license was current..

3000000059	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 38.30% LTV is 31.7% below maximum of 70% for investor 2-4 family cash-out refinance DSCR doc loan with minimum 720 mid FICO score.; Verified reserves - 96.28 months verified PITI reserves. DSCR doc type does not require any PITI verified reserves.; Net tangible benefit - Net tangible benefit of refinance is reducing interest rate from 6.00% to 4.875% fixed rate.; Low DTI - 1.473% DSCR is 0.473% above minimum of 1.00% for 2-4 family property.;
6000067751	xxxx	Securitized	1	1	1	1	Low DTI - 23.7% DTI is 23.3% lower than 47% maximum.; Verified credit history - Mid FICO score of 751 is 51 points below minimum of 700.; Verified employment history - Verified xxxx since xxxx.; Verified reserves - 12.21 months verified reserves exceed the required 6.82 months.;	DEED 0007 Missing PUD Rider - Missing PUD Rider. Appraisal confirms PUD with monthly HOA fee on page xxxx. - lender provided executed PUD rider for subject property.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

6000067752	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 746 is 46 points below minimum of 700.; Verified employment history;	CRED 0093 Credit Documentation is Insufficient - UPDATED Missing evidence of Errors and Omissions policy for closing agent. State of NY.
Missing Closing Protection Letter.
 - Lender provided a copy of the E&O Insurance for the closing agent.

TRID 0133 Missing Home Loan Toolkit - Confirmed missing Home Loan Toolkit. - Exception set in error, HLTK Ack pg xxxx.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.
 - PDIR returned verifying no damage.

4000000334	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradelines xxxx; Verified liquid assets and/or savings history - Verified over xxxx.;			TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued xxxx for rate lock - COC dated xxxx for rate lock received.
4000000259	xxxx	Securitized	1	1	1	1				Established Landlord history - 2 years landlord history per schedule E xxxx; Verified credit history - FICO 774;
4000000216	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 47.22%; Verified liquid assets and/or savings history - Over xxxK verified liquid assets; Established Landlord history - Borrowers have over 10 REO rentals;
6000065261	xxxx	Securitized	1	1	1	1	Verified reserves - 60.29 months verified PITI reserves exceeds the required PITI of 12 months for a full documentation loan.; Verified credit history - Mid FICO score of 723 exceeds the minimum required of 700 by 23 points for 90% maximum LTV for primary purchase loan for $xxxx full documentation loan.; Low LTV/CLTV/HCLTV - 80% LTV is 10% below maximum of 90% for primary purchase full documentation loan.;	CRED 0083 Asset Documentation is Insufficient - Gift letter on xxxx incomplete. Letter is missing the date the funds were transferred and relationship to the borrower. Also missing verification that donor's had sufficient funds to cover the gift and if were still in donor account or had been transferred to borrower's account. - Review deducted gift frons from available assets. Borrower has sufficient funds for closing/funding.

CRED 0082 Income Documentation is Insufficient - 1) Missing 2020 and 2021 YTD Profit & Loss and 2020 Balance Sheet for xxxx;
2) Missing 2020 and 2021 YTD Profit & Loss and 2020 Balance Sheet for xxxx;
3) Missing signed copy of 20201120-S for xxxx

 -
1. Received 2020 P&L and YTD P&L for xxxx
2. Received 1120s 2020 and YTD P&L for xxxx

APPR 0004 Missing Required Second Appraisal - Missing exception for second appraisal which is required by guidelines on xxxx when: Loan Amount exceeds $xxxx. Second appraisal is NOT required if the following apply: Loan amount is < xxxx (xxxx subject loan); LTV is 50% or less (80% LTV) and Collateral Desk Assessment supports the value within 10% (CDA agrees with value on xxxx). Lender emails in file disclose CDA being ordered on exception only until new guidelines were to be posted on xxxx. Missing updated guidelines to verify if any changes had been made to prior guidelines. - Recd updated guidelines confirming the following: * NOTE Second appraisal is NOT required if the following apply: Loan Amount xxxx - <$xxxx, LTV is 50% or less, and Collateral Desk Assessment supports value within 10%

3000000081	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing CDA - Desk review supporting value of $xxxx received.
4000000639	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers combined assets supports ability to repay as well as several years of subject PITI reserves.;
3000000067	xxxx	Securitized	1	1	1	1
3000000047	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 789 for primary wage earner exceeds the minimum required of 720 by 69 points for 65% maximum LTV for investor cash out refinance.; Net tangible benefit - Net tangible benefit of refinance is reducing a blanket loan monthly PITI of $xxxx to $xxxx for 2 newly refinanced individual loans with a monthly savings of $xxxx to the borrower. ;	CRED 0044 Unacceptable transaction type - Missing approved exception for cash-out refinance for $xxxx, 74,167% LTV exceeding maximum $xxxx for > 50% LTV. Lender LOE states no exception is required as cash out will be applied to simultaneous refi (#xxxx) on page xxxx. Funds were not included in cash in hand to borrower on final CD but as part of closing costs as wired directly to xxxx refinance. - Ev2 Lender Acknowledged Exception based on Fico of of xxxx, and reduction in payment by > 10%

CRED 0010 LTV Exceeds Max Allowed - UPDATED 74.167% LTV exceeds the maximum 70% for investor cash-out refinance DSCR doc loan with minimum 720 mid FICO score and loan amount of $xxxx. No exception located in file. - EV2 Lender acknowledged LTV Exception. Borrower FICO 20+ and housing payment reduction by 10%.	NOTE 0050 Note is Incomplete - Missing Prepayment Penalty Addendum to Note.
 - Received a copy of the prepayment penalty addendum to note.

CRED 0093 Credit Documentation is Insufficient - Recd executed LOE.  (Added NOTE 0050 as Pre Payment Addendum to the subject Note was not provided)

6000067756	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 761 is 61 points below minimum of 700.; Low DTI - 20.62% DTI is 26.38% lower than 47% maximum.; Verified reserves - 85.68 months verified reserves exceed the required 6.83 months.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender Credit not sufficient to overcome fee variance of 10% Category Fees Courier Fee - Title $xxxx, Doc Prep Fee - Title $xxxx, Electronic Document Delivery Fee $xxxx, Loan Tie-in Fee $xxxx, Courier Fee - Title $xxxx, Notary Fee $xxxx, Processing Fee $xxxx, Recording Service Fee $xxxx, Sub-Escrow Fee $xxxx, Title Endorsements $xxxx, Wire Transfer Fee $xxxx, and Recording Fee $xxxx- A Lender Credit for Excess Charges of ($xxxx), Principal Reduction for Excess Charges of ($xxxx), and general or specific lender credit increases of ($xxxx) were applied to the total fee variance of ($xxxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - Corrected flags as provider from the list was not used. Finding cleared upon re submission.

CRED 0082 Income Documentation is Insufficient - Missing CPA or Enrolled Agent LOE attesting  that they reviewed working papers provided by the borrower and confirming the accuracy of the information to prepare the Profit & Loss Statement dated xxxx through xxxx on page xxxx as required by program guidelines on page xxxx, Section 5.2. - CPA Letter received.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence the Consumer Handbook on Adjustable Rate Mortgages was provided to the borrower. - CHARM received.

3000000058	xxxx	Securitized	2	1	2	1	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Recording fee increased from $xxxx to $xxxx on the initial CD and increased again to $xxxx on the final CD. A lender credit of $xxxx was giving on the final CD, however, that does not cover all of the increase above 10% tolerance threshold. --A Lender Credit for Excess Charges of ($xxxx), Principal Reduction for Excess Charges of ($xxxx), and general or specific lender credit increases of ($xxxx) were applied to the total fee variance of ($xxxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - EV2 Post Closing Corrective Action- REcd copy of LOE to the borrower, PC CD dated xxxx, Copy of refund check in the amount of $xxxx and tracking.

											COMP 0028 10% Tolerance Violation - See TRID 0205 --Recording fee increased more than 10% tolerance threshold with no COC and lender credit not enough to cover entire increase. - EV2 Post Closing Corrective Action- xxxx REcd copy of LOE to the borrower, PC CD dated xxxx, Copy of refund check in the amount of $xxxx and tracking.
4000000139	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 65/65/65%; Low DTI - 25%;			APP 0001 Missing Final 1003 Application - Final 1003 missing. - Received final 1003.
4000000863	xxxx	Securitized	1	1	1	1
4000000100	xxxx	Securitized	1	1	1	1
6000065256	xxxx	Securitized	1	1	1	1	ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing an ROR signed by xxxx - Received executed xxxx.

CRED 0082 Income Documentation is Insufficient - Per xxxx Guidelines, requires a P&L compiled by a licenses/certified tax preparer is needed.  However, the loan file does not evidence any P&L. - CPA Letter in file detailing borrower's xxxx, 100% and has been in continuous operation since 2006.

4000000398	xxxx	Securitized	1	1	1	1				Verified employment history - Over 15 years of verified employment.; Minimal outstanding debt - Low balances for revolving debts under $xxxx.;			COMP 0043 Compliance Submission Pending Update - Current status is ALERT
6000059785	xxxx	Securitized	2	1	2	1	TRID 0168 Payoff and Payments Section is incomplete and/or does not meet the Clear and Conspicuous standard - Final CD dated xxxx reflect the payoff to "TBD". Final settlement statement (xxxx) reflects the payoff was to xxxx. - EV2 Post Closing Corrective Action- Updated CD with corrected payoff amount received xxxx.	COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Index Rate of 1.042% is not within allowable values (0.07667,0.08567) for specified Index 30-day Average SOFR [SOFR_30DayAvg] within lookback period [45] for Loan Disbursement Date [xxxx] (Index of 1.042% verified per the Closing Instructions and Loan Detail Report. - Recd letter from Lender stating that a systemic issue was identified with a specific employee that was using the incorrect index on all ARM loans. The issue has been resolved and they have implemented checks to ensure that this does not happen in the future. Index used is greater than the actual value.

6000059884	xxxx	Securitized	1	1	1	1	Verified reserves - 300 months verified PITI reserves exceeds the required PITI of 6 months.; Verified credit history - Mid FICO score of 756 exceeds the minimum required of 720 by 36 points.; Low DTI - 27.94% DTI is 22.06% below 50% maximum.; No Payment Shock - Borrower is decreasing monthly PITI payment from prior monthly rental payment of $xxxx.;	GIDE 0001 Guideline Exception(s) - Missing statement from joint account holder that the borrower has 100% access to funds.

 - Recd LOE that borrower has 100% Access to account.

APRV 0010 Underwriting Loan Approval is Deficient - Missing final loan transmittal (1008). - Lender provided a copy of the final 1008 with the correct income.

6000059889	xxxx	Securitized	2	2	1	1	Verified reserves - 47 months verified PITI reserves exceeds the required PITI of 6 months.; Verified credit history - Mid FICO score of 788 exceeds the minimum required of 700 by 88 points.; Net tangible benefit - Refinance reducing prior fixed rate of 8% to fixed rate of 4.99%. ; Low DTI - 28.09% DTI is 21.91% below 50% maximum.

;	CRED 0022 Cashout Exceeds Guidelines - Rate and Term loan and borrower received c/o of $xxxx per post-close CD dated xxxx - Lender Exception in file approving $xxxx cash out on rate and term loan.

CRED 0093 Credit Documentation is Insufficient - Missing Borrower LOE to address type of business, how income is generated and paid.

- Received CPA Letter addressing borrower ownership.	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - ROR expiration date was adjusted to xxxx per xxxx, and disbursement date is xxxx per xxxx. - Received Post Close CD.

6000059995	xxxx	Securitized	2	2	1	1	Low DTI - 7.18% DTI is 42.82% below program 50% maximum.; Verified credit history - Mid FICO score of 795 exceeds the minimum required of 720 by 75 points for 70% maximum LTV for owner occupied purchase..

; Verified reserves - 25.19 months verified PITI reserves exceeds the required PITI of 12 months.

;	CRED 0010 LTV Exceeds Max Allowed - 75% LTV exceeds maximum of 70% for owner occupied purchase of $xxxx loan with minimum 720 FICO for bank statement program. Approved exception in file. - Lender approved exception for LTV p1. dated xxxx	APPR 0009 Subject Borrower does not match Appraisal Borrower Name - Borrower on appraisal does not match. - Recd corrected appraisal reflecting the borrowers.

CRED 0082 Income Documentation is Insufficient - Missing December bank statement for total 12 months. - Lender provided a copy of the xxxx business bank statement.

6000059883	xxxx	Securitized	2	2	1	1				Verified credit history - Mid FICO score of 796 exceeds the minimum required of 660 for 70% maximum LTV by 136 points.; Low LTV/CLTV/HCLTV - 41.713% LTV is 28.287% below 70% maximum for owner occupied purchase.; Verified reserves - 64.98 months verified PITIA reserves exceeds the required PITIA of 6 months.; Low DTI - 33.61% DTI is 16.39% below 50% maximum.;	CRED 0082 Income Documentation is Insufficient - Personal bank statements used for income qualification are held jointly with the non-borrowing spouse. Per g/l all account holders must be on the loan. No exception located in the file. LOE from the borrower states the non-borrowing spouse does not make deposits into this account, but it is not signed by the spouse. The joint access letter from the spouse does not address whether she uses this account. - Received Lender exception to use joint account when not all account holders on the loan, approved xxxx.
6000059998	xxxx	Securitized	1	1	1	1				Verified reserves - 199.69 months verified PITIA reserves exceeds the required PITIA of 8 months. ; Verified credit history - Mid FICO score of 748 exceeds the minimum required of 700 by 48 points for 70% maximum LTV for 2nd home rate/term refinance.;			CRED 0093 Credit Documentation is Insufficient - Missing VVOE/3rd party VOI dated within 5 days of closing. - Exception in error. Verification of xxxx must be dated w/in 30 days of closing.
6000060129	xxxx	Securitized	1	1	1	1				Verified reserves - 89.31 months verified PITI reserves exceeds the required PITI of 6 months. ; Low LTV/CLTV/HCLTV - 45.61% LTV is 34.39% below the 80% maximum LTV.; Verified credit history - Mid FICO score of 796 exceeds the minimum required of 720 by 76 points for 80% maximum LTV for primary purchase.; Low DTI - 22.61% DTI is 27.39% below program 50% maximum.;			CRED 0083 Asset Documentation is Insufficient - Missing 12/01/2020-12/31/2020 bank statement for XXXX for required 2 months. - 05/19/21 Recd 12/01/2020-12/31/2020 bank statement.